OTHER FINANCIAL INFORMATION - Prepaid Expense and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical drug substance and product manufacturing	$ 8,510	$ 9,888	$ 1,171
Clinical trials	8,372	5,409	4,294
Licenses	1,044	728	493
Outside research and development services		265	232
Other	539	366	181
Prepaid expense and other current assets	$ 19,017	$ 16,656	$ 6,371